RIGHT-OF-USE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets Net
SCHEDULE OF OPERATING LEASE LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of December 31,
	2024	2023
	$’000	$’000

Assets
Finance lease, right-of-use assets, net (classified under property and equipment, net)	214	283
Operating lease, right-of-use assets, net	308	628

Total right-of-use assets, net	522	911

Liabilities
Current
Finance lease liabilities	57	77
Operating lease liabilities	308	345

	365	422

Non-current
Finance lease liabilities	142	205
Operating lease liabilities	38	320

	180	525

Total lease liabilities	545	947

SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five financial years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three financial years ending December 31:

Financial Year Ended December 31,	Operating and finance lease amount
$’000

2025	359
2026 and after	213
Less: interest	(27)

Present value of lease liabilities	545

Representing
Current liabilities	365
Non-current liabilities	180

545